Fair value of financial instruments	12 Months Ended
Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair value of financial instruments

Note 4: —Fair value of financial instruments

The following tables set forth the fair value of the Company’s financial assets and liabilities measured at fair value as of:

	December 31, 2019
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$21,289	$—	$—
Deposits	2,882	—	—
Bank Deposits	15,000	—	—
Restricted deposits	3,492	—	—
Investment in marketable securities	—	110,364	—
Derivatives	—	179	—
Contingent consideration	—	—	(6,327)
	$42,663	$110,543	$(6,327)

	December 31, 2018
	Level 1	Level 2	Level 3
Cash and cash equivalents:
Cash	$15,850	$—	$—
Deposits	40,105	—	—
Restricted deposits	3,518	—	—
Derivatives	—	(598)	—
	$59,473	$(598)	$—

The fair value of other financial instruments included in working capital and other non-current assets and liabilities approximate their carrying value.

The following table sets forth a summary of the changes in the fair value of the contingent consideration:

Fair value as of December 31, 2018	$—
Acquisition of ClearVoice	(4,240)
Change in fair value	(2,087)
Fair value as of December 31, 2019	$(6,327)